Post balance sheet events (Details) - On-market share buyback programme € in Thousands, shares in Thousands, £ in Millions	1 Months Ended	6 Months Ended
	Jul. 30, 2026 EUR (€) shares	Jun. 30, 2026 GBP (£) shares
Post balance sheet events
Number of shares repurchased and cancelled		78,500
Consideration for shares repurchased | £		£ 474.3
Share repurchases
Post balance sheet events
Number of shares repurchased and cancelled	9,020
Consideration for shares repurchased | €	€ 59,640